SCHEDULE OF CONTRACT ASSETS AND LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Prepaid sales commission, beginning balance		$ 6,839	$ 6,839	$ 319,649
Prepaid sales commission, Movement for the period			(6,839)	(312,810)
Prepaid sales commission, ending balance				6,839
Deferred revenue, beginning balance		21,198	21,198	700,385
Deferred revenue, Movement for the period		$ (20,269)	(21,198)	(679,187)
Deferred revenue, ending balance				$ 21,198